Operating Segments (Tables)	12 Months Ended
Jun. 30, 2025
Operating Segments [Abstract]
Schedule of Revenue, Results, Assets, Liabilities and Other Information by Business Segment

The following table provides an analysis of the Group’s revenue, results, assets, liabilities and other information by business segment:

	IoT	Investment holding and others	Total
	RM	RM	RM
Assets
Segment assets	177,364,056	29,047,553	206,411,609
Deferred tax assets and tax recoverable	17,710	14,234	31,944
Total assets	177,381,766	29,061,787	206,443,553

Liabilities
Segment liabilities	9,335,738	429,286	9,765,024
Deferred tax liabilities and tax payable	6,471,342	14	6,471,356
Total liabilities	15,807,080	429,300	16,236,380

Revenue
Total revenue	197,320,000	-	197,320,000
- Inter-segment revenue	-	-	-
Revenue from external parties	197,320,000	-	197,320,000

Results
Profit/(loss) before interest, depreciation, impairment and tax	3,861,297	(2,861,372)	999,925
Depreciation of:
- property, plant and equipment	(28,308,000)	-	(28,308,000)
- right-of-use assets	(124,572)	-	(124,572)
Amortization of intangible assets	(18,931,458)	-	(18,931,458)
Impairment loss on deposits	(4,000,000)	-	(4,000,000)
Impairment loss on other intangible assets	(8,044,989)	-	(8,044,989)
Impairment loss on goodwill	(7,734,427)	-	(7,734,427)
Impairment loss on property, plant and equipment	(6,962,010)	-	(6,962,010)
Reversal of impairment of trade receivable	94,000	-	94,000
Waiver of debts	(306,900)	260,865	(46,035)
Finance income, net	20,487	932,707	953,194
Loss before tax	(70,436,572)	(1,667,800)	(72,104,372)
Tax expense	748,648	(14,095)	734,553
Loss for the financial year	(69,687,924)	(1,681,895)	(71,369,819)
As of June 30, 2024

	IoT	Investment holding and others	Total
	RM	RM	RM
Assets
Segment assets	240,411,194	32,459,929	272,871,123
Deferred tax assets and tax recoverable	38,559	-	38,559
Total assets	240,449,753	32,459,929	272,909,682

Liabilities
Segment liabilities	622,632	946,284	1,568,916
Deferred tax liabilities and tax payable	7,258,186	5,519	7,263,705
Total liabilities	7,880,818	951,803	8,832,621
Additions to non-current assets:
Property, plant and equipment	30,000,000	-	30,000,000

Revenue
Total revenue	58,186,647	-	58,186,647
- Inter-segment revenue	-	-	-
Revenue from external parties	58,186,647	-	58,186,647

Results
Loss before interest, depreciation and tax	(7,374,704)	(3,426,200)	(10,800,904)
Depreciation of:
- property, plant and equipment	(28,310,019)	-	(28,310,019)
- right-of-use assets	(124,572)	-	(124,572)
Amortization of intangible assets	(27,871,638)	-	(27,871,638)
Finance income	117,245	1,480,411	1,597,656
Loss before tax	(63,563,688)	(1,945,789)	(65,509,477)
Tax expense	10,864,620	(43,977)	10,820,643
Loss for the financial year	(52,699,068)	(1,989,766)	(54,688,834)
As of June 30, 2023

	IoT	Investment holding and others	Total
	RM	RM	RM
Assets
Segment assets	364,549,780	31,133,035	395,682,815
Deferred tax assets and tax recoverable	20,849	-	20,849
Total assets	364,570,629	31,133,035	395,703,664

Liabilities
Segment liabilities	36,181,129	22,271,732	58,452,861
Deferred tax liabilities and tax payable	18,400,242	12,804	18,413,046
Total liabilities	54,581,371	22,284,536	76,865,907
Additions to non-current assets:
Property, plant and equipment	72,383,744	-	72,383,744

Revenue
Total revenue	242,132,250	-	242,132,250
- Inter-segment revenue	-	-	-
Revenue from external parties	242,132,250	-	242,132,250

Results
Loss before interest, depreciation and tax	63,598,843	(4,068,113)	59,530,730
Depreciation of:
- property, plant and equipment	(15,859,909)	-	(15,859,909)
- right-of-use assets	(126,945)	-	(126,945)
Amortization of intangible assets	(22,423,148)	-	(22,423,148)
Finance income	365,310	406,966	772,276
Profit/(loss) before tax	25,554,151	(3,661,147)	21,893,004
Tax expense	5,676,935	(32,714)	5,644,221
Profit/(loss) for the financial year	31,231,086	(3,693,861)	27,537,225